Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes Disclosure Abstract
Schedule of components of income tax
	For the years ended June 30,
	2022	2021	2020
Current income tax provision	$1,205,276	$1,464,674	$541,251
Deferred income tax benefit	(334,045)	(47,802)	(84,246)
Total	$871,231	$1,416,872	$457,005

Schedule of reconciles the statutory rate to the Company’s effective tax rate
	For the years ended June 30,
	2022	2021	2020
China Statutory income tax rate	25.00%	25.00%	25.00%
Temporary difference	21.04%	-	-
Permanent difference	1.03%	0.71%	(2.15)%
Effect of different tax jurisdiction	8.81%	-	-
Effect of favorable tax rates on small-scale and low-profit entities	-%	(0.79)%	(8.03)%
Effective tax rate	55.88%	24.92%	14.82%

Schedule of Accounting for Income Taxes
	As of June 30,
	2022	2021

Deferred tax assets:
Net operating loss carry forwards	$-	$107
Allowance for doubtful accounts	457,649	140,650
Total deferred tax assets	457,649	140,757
Valuation allowance	-	-
Total deferred tax assets, net	$457,649	$140,757